DEPOSIT ON INVESTMENT	Sep. 30, 2025
December 31, 2024
DEPOSIT ON INVESTMENT

NOTE 3 – DEPOSIT ON INVESTMENT

As discussed in Note 1, the Company entered into a Share Exchange Agreement with Thrown, LLC (“Thrown”) and its members for a proposed acquisition of all membership interests of Thrown, a beverage company whose initial product is Good Game by T-Pain, a nootropic functional esports beverage.

On July 6, 2024, the Company and Thrown agreed to a price per share of $0.40 for the Company’s common stock, and the Company issued 187,500 shares to Thrown as an equity deposit valued at $75,000 under the Original SEA. The fair market value of the stock on the issuance date, based on the closing price on the OTCQB market, was $0.1396 per share, or approximately $26,175.

Because the closing conditions had not been satisfied as of December 31, 2024, control of Thrown had not transferred under ASC 805. Therefore, the Company recorded the fair value of the shares issued as a Deposit for Investment. This deposit represents an advance made in anticipation of completing the acquisition. If the transaction does not close, the shares will be treated as a break-up fee and charged to expense.

As of June 20, 2025, the date of this report, the transaction has not closed, and discussions with Thrown management are ongoing. See Note 13.

September 30, 2025
DEPOSIT ON INVESTMENT

NOTE 3 – DEPOSIT ON INVESTMENT

As discussed in Note 1, the Company entered into a Share Exchange Agreement with Thrown, LLC and its members for a proposed acquisition of all membership interests of Thrown, a beverage company whose initial product is Good Game by T-Pain, a nootropic functional esports beverage. Pursuant to the SEA, the Company issued 187,500 shares to Thrown as an equity deposit at an agreed value of $75,000. The fair market value of the stock on the issuance date, based on the closing price on the OTCQB market, was $0.1396 per share, or approximately $26,175.

Because the closing conditions had not been satisfied as of September 30, 2025, control of Thrown had not transferred under ASC 805. Therefore, the Company recorded the fair value of the shares issued as a Deposit for Investment. This deposit represents an advance made in anticipation of completing the acquisition. As of the date of this report, the transaction had not closed and discussions with Thrown management regarding closing conditions remain ongoing. If the transaction does not close, the shares will be treated as a break-up fee and charged to expense.